SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Other Investments (Details)	Dec. 31, 2022
Other Investment
Noncontrolling Interest [Line Items]
Equity investments without readily determinable fair value ownership percentage	20.00%